GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS, OTHER THAN GOODWILL (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	$ 20,240	$ 2,240
Amortizable intangible assets, Accumulated Amortization	(2,485)	(1,616)
Total	17,755	624
Indefinite-lived Intangible Assets [Line Items]
Total intangible assets, Gross Carrying Amount	21,240	3,240
Total intangible assets, Net Carrying Amount	18,755	1,624
Marketing Agreement with MGM Resorts International
Indefinite-lived Intangible Assets [Line Items]
Nonamortizable intangible assets	1,000	1,000
Licenses
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	19,000	1,000
Amortizable intangible assets, Accumulated Amortization	(1,245)	(500)
Total	17,755	500
Trade names
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	1,240	1,240
Amortizable intangible assets, Accumulated Amortization	(1,240)	(1,116)
Total	$ 0	$ 124